Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 17,004	SFr 10,631
Property, plant and equipment at the end of period	34,399	17,004
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,905	2,273
Property, plant and equipment at the end of period	18,998	5,905
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,806	3,417
Property, plant and equipment at the end of period	3,832	3,806
Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,306	2,846
Property, plant and equipment at the end of period	6,310	4,306
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,987	2,095
Property, plant and equipment at the end of period	5,259	2,987
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	25,440	14,808
Additions	24,639	10,986
Disposals	(1,983)
Currency Translation	(246)	(354)
Property, plant and equipment at the end of period	47,850	25,440
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,652	2,713
Additions	14,296	4,101
Disposals	52
Currency Translation	(123)	(161)
Property, plant and equipment at the end of period	20,877	6,652
Cost | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,561	4,365
Additions	2,785	2,324
Disposals	(1,946)
Currency Translation	(81)	(129)
Property, plant and equipment at the end of period	7,319	6,561
Cost | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,792	4,879
Additions	4,104	2,913
Disposals	0
Currency Translation	0	0
Property, plant and equipment at the end of period	11,896	7,792
Cost | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,435	2,851
Additions	3,455	1,647
Disposals	(89)
Currency Translation	(42)	(63)
Property, plant and equipment at the end of period	7,758	4,435
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(8,436)	(4,177)
Disposals	1,981
Depreciation	(7,063)	(4,312)
Currency Translation	67	53
Property, plant and equipment at the end of period	(13,451)	(8,436)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(747)	(440)
Disposals	(52)
Depreciation	(1,095)	(311)
Currency Translation	15	4
Property, plant and equipment at the end of period	(1,879)	(747)
Accumulated depreciation | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,755)	(949)
Disposals	1,946
Depreciation	(2,721)	(1,842)
Currency Translation	43	35
Property, plant and equipment at the end of period	(3,488)	(2,755)
Accumulated depreciation | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,486)	(2,033)
Disposals	0
Depreciation	(2,100)	(1,453)
Currency Translation	0	0
Property, plant and equipment at the end of period	(5,586)	(3,486)
Accumulated depreciation | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,448)	(756)
Disposals	87
Depreciation	(1,147)	(706)
Currency Translation	9	14
Property, plant and equipment at the end of period	SFr (2,498)	SFr (1,448)